Schedule of Investments February 28, 2022 (unaudited)

Ecofin Digital Payments Infrastructure Fund

	Shares	Fair Value
Common Stock - 99.9% (1)
Australia Payments Fintech - 0.5% (1)
Iress Limited	6,034	$45,403
Brazil Electronic Transaction Processing - 1.9% (1)
Pagseguro Digital Ltd. (2)	6,824	108,775
StoneCo Ltd. (2)	7,352	82,636
		191,411
Canada Software and Services - 1.3% (1)
Nuvei Corporation (2)	2,318	125,840
France Software and Services - 3.9% (1)
Worldline SA (2)	7,672	394,886
Hong Kong Credit Card Issuer - 0.2% (1)
China Youzan Limited (2)	501,999	15,995
Hong Kong Merchant Payment Products/Services - 0.2% (1)
PAX Global Technology Ltd.	24,125	17,967
Israel Software & Services - 0.5% (1)
Global-e Online Ltd. (2)	1,379	53,974
Italy Electronic Transaction Processing - 2.7% (1)
Nexi SpA (2)	19,452	267,616
Japan Credit Card Issuer - 1.1% (1)
AEON Financial Service Co. Ltd.	3,600	37,201
Credit Saison Co., Ltd.	5,099	57,437
Orient Corporation	18,600	20,385
		115,023
Japan Electronic Transaction Processing - 1.3% (1)
GMO Payment Gateway, Inc.	1,400	133,588
Netherlands Electronic Transaction Processing - 3.9% (1)
Adyen N.V. (2)	185	386,736
New Zealand Other - 0.2% (1)
Pushpay Holdings Limited (2)	35,861	22,565
United Kingdom Credit Card Issuer - 0.3% (1)
Provident Financial plc (2)	8,284	32,228
United Kingdom Software and Services - 0.6% (1)
Boku, Inc. (2)	8,862	15,752
Network International Holdings PLC (2)	16,235	48,721
		64,473
United States Credit Card Networks - 22.8% (1)
American Express Company	3,104	603,852
Discover Financial Services	4,617	569,923
Mastercard, Inc.	1,530	552,055
Paymentus Holdings, Inc. (2)	431	9,930
Visa Inc.	2,509	542,245
		2,278,005
United States Electronic Payment Processing/Management - 2.8% (1)
ACI Worldwide, Inc. (2)	3,920	131,398
Bottomline Technologies (de), Inc. (2)	1,587	89,888
Zuora, Inc. (2)	3,867	58,701
		279,987
United States Electronic Transaction Processing - 25.8% (1)
Cass Information Systems, Inc.	460	18,207
CSG Systems International, Inc.	1,089	67,213
EVERTEC, Inc.	2,389	96,420
Evo Payments, Inc. (2)	1,549	37,346
Fidelity National Information Services, Inc.	4,830	459,961
Fiserv, Inc. (2)	5,034	491,671
FleetCor Technologies Inc. (2)	2,346	549,433
Green Dot Corporation (2)	1,759	50,395
PayPal Holdings, Inc. (2)	2,657	297,398
QIWI plc - ADR	1,766	8,910
Western Union Company	13,894	252,593
WEX Inc. (2)	1,486	250,406
		2,579,953
United States Financial Services Market Place - 0.7% (1)
LendingClub Corporation (2)	3,151	58,546
Yiren Digital Ltd. - ADR (2)	2,770	7,202
		65,748
United States Merchant Payment Products/Services - 15.8% (1)
Block, Inc. (2)	2,750	310,213
Euronet Worldwide, Inc. (2)	1,736	222,607
Global Payments Inc.	4,022	536,454
NCR Corporation (2)	4,086	165,565
Square, Inc. (2)	2,693	343,358
		1,578,197
United States Payments Fintech - 9.9% (1)
DocuSign, Inc. (2)	3,411	403,965
Jack Henry & Associates, Inc.	2,517	445,005
OneSpan Inc. (2)	1,149	15,833
Q2 Holdings, Inc. (2)	1,859	120,928
		985,731
United States Software and Services - 3.5% (1)
Affirm Holdings, Inc. (2)	4,098	171,460
BigCommerce Holdings, Inc. (2)	1,676	43,408
Cantaloupe, Inc. (2)	1,858	14,437
Marqeta, Inc. (2)	7,480	87,740
Mitek Systems, Inc. (2)	1,401	20,819
Sezzle Inc. (2)	6,728	8,674
		346,538
Total Common Stock
(Cost $12,236,840)		9,981,864

Short Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
First American Government Obligations Fund, Class X, 0.03% (3)
(Cost $4,472)	4,472	4,472

Total Investments - 99.9% (1)
(Cost $12,241,312)		9,986,336
Other Assets in Excess of Liabilities, Net - 0.1%(1)		8,520
Total Net Assets - 100.0%(1)		$9,994,856

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 28, 2022.
ADR - American Depositary Receipt

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Common Stock	$9,981,864	$-		$9,981,864
Short-Term Investment	4,472	-	-	4,472
Total Investments	$9,986,336	$-	$-	$9,986,336

Refer to the Fund's Schedule of Investments for additional industry information.